Average Annual Total Returns			12 Months Ended	28 Months Ended	33 Months Ended	38 Months Ended
		Dec. 29, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
OneAscent Large Cap Core ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Before Taxes
Average Annual Return, Percent			19.91%			6.19%
Performance Inception Date		Nov. 15, 2021
OneAscent Large Cap Core ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			19.71%			6.06%
OneAscent Large Cap Core ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			11.93%			4.77%
OneAscent Large Cap Core ETF | S&P 500 Index (reflects no deduction for fees, expenses, or U.S. taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		25.02%			9.25%
OneAscent Core Plus Bond ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Before Taxes
Average Annual Return, Percent			2.42%		0.04%
Performance Inception Date		Mar. 30, 2022
OneAscent Core Plus Bond ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			0.57%		(1.53%)
OneAscent Core Plus Bond ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			1.42%		(0.64%)
OneAscent Core Plus Bond ETF | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or U.S. taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]		1.25%		(0.41%)
OneAscent International Equity ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Before Taxes
Average Annual Return, Percent			8.09%	13.90%
Performance Inception Date		Sep. 14, 2022
OneAscent International Equity ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			7.53%	13.41%
OneAscent International Equity ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			5.26%	10.85%
OneAscent International Equity ETF | M S C I A C W Iex U S A Index Rreflects No Deduction For Fees Expenses Or U S Taxes [Member]
Prospectus [Line Items]
Average Annual Return, Percent	[3]		5.54%	11.12%
OneAscent Emerging Markets ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Before Taxes
Average Annual Return, Percent			0.97%	8.31%
Performance Inception Date		Sep. 14, 2022
OneAscent Emerging Markets ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			0.99%	8.12%
OneAscent Emerging Markets ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			0.96%	6.50%
OneAscent Emerging Markets ETF | MSCI Emerging Markets Index(1) (reflects no deduction for fees, expenses, or U.S. taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[4]		7.50%	7.47%

[1]	The S&P 500® Index is a widely recognized unmanaged index of 500 large capitalization companies and is representative of a broader market and range of securities than are found in the Fund’s portfolio. Index returns do not reflect the deduction of expenses, which have been deducted from the Fund’s returns. Index returns assume reinvestment of all distributions and do not reflect the deduction of taxes and fees. Individuals cannot invest directly in the index. However, an individual may invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.
[2]	The Bloomberg U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities between one and ten years. Index returns assume reinvestment of dividends. Investors may not invest in the index directly.
[3]	The MSCI ACWI ex USA Index is a stock market index comprising non-U.S. stocks from 22 of 23 developed markets countries and 24 emerging markets countries. Individuals cannot invest directly in an index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index. Index returns assume reinvestment of dividends and do not reflect any fees or expenses.
[4]	The MSCI Emerging Markets Index captures large and mid-cap representation across 24 Emerging Markets countries. The index covers approximately 85% of the free float-adjusted market capitalization in each country. Index returns do not reflect the deduction of expenses, which have been deducted from the Fund’s returns. Index returns assume reinvestment of all distributions and do not reflect the deduction of taxes and fees. Individuals cannot invest directly in an index.